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                                                               [LOGO OF MetLife]
MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277

May 6, 2015

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA and
     MetLife Investors USA Separate Account A
     File Nos. 333-200259/811-03365
     (Series L and
     Series L - 4 Year (offered between November 22, 2004 and October 7, 2011)) Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectus Supplements dated May 1, 2015 to the Series L Prospectus dated May 1, 2015, the Series L Prospectus dated May 1, 2015, the Prospectus Supplement dated May 1, 2015 to the Series L - 4 Year Prospectus dated May 1, 2015, the Series L - 4 Year Prospectus dated May 1, 2015 and Statement of Additional Information ("SAI") dated May 1, 2015 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements, Prospectuses and SAI contained in Post-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 17, 2015.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Assistant General Counsel
Metropolitan Life Insurance Company